Impaired Loans Where the Bank is Probable that it will not Collect all Amounts due According to the Original Contractual Terms of the Loans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9
Unpaid principal balance	463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9
Related specific allowance	361.2	16,089.8	503.1	895.2	4,396.8	2,717.2	7,577.5
Average Recorded investments	448.2	19,962.7	1,404.0	1,839.9	5,007.9	3,847.0	7,863.9
Finance Receivable on Non Accrual Basis	$ 375.5	16,724.4	982.6	1,304.9	5,126.2	2,989.0	6,321.7